Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Impairment of finite lived intangible	$ 0	$ 0	$ 0	$ 0